Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred income tax assets	$ 50	$ 64
Deferred income tax liabilities	(352)	(354)
Net deferred income tax liability, after write-down of deferred income tax assets	$ (302)	$ (290)